Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance, beginning of year	$ 10,286	$ 5,639	$ 4,655
Increases in tax positions taken in current year	6,647	4,675	2,337
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(1,877)	(28)	(1,353)
Balance, end of year	$ 15,056	$ 10,286	$ 5,639